Employee costs and numbers (Tables)	12 Months Ended
Dec. 31, 2023
Additional information [abstract]
Employee costs and average number of employees

			$ million
Employee costs	2023	2022	2021
Wages and salaries[a]	7,835	7,486	6,934
Social security costs	943	720	733
Share-based payments[b]	1,131	1,034	733
Pension and other post-retirement benefit costs	370	576	457
	10,279	9,816	8,857

			2023			2022			2021
Average number of employees[c]	US	Non-US	Total	US	Non-US	Total	US	Non-US	Total
gas & low carbon energy	900	3,700	4,600	700	3,400	4,100	400	3,400	3,800
oil production & operations	3,100	5,500	8,600	3,000	5,700	8,700	3,100	6,000	9,100
customers & products[d]	19,500	36,300	55,800	8,000	35,700	43,700	6,200	35,800	42,000
other businesses and corporate	1,400	9,000	10,400	1,300	8,500	9,800	1,400	7,700	9,100
	24,900	54,500	79,400	13,000	53,300	66,300	11,100	52,900	64,000
[a]Includes termination costs of $96 million (2022 $27 million and 2021 $74 million).
[b]The group provides certain employees with shares and share options as part of their remuneration packages. The majority of these share-based payment arrangements are equity-settled.
[c]Reported to the nearest 100.
[d]Includes 33,800 (2022 23,300 and 2021 21,300) service station staff.